                                                                          NUVEEN

NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 305                                                   931


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.20 - 5.41%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.26 - 5.54%                                        - Dependable Income
DATE OF DEPOSIT: April 8, 1997                      - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.30 to $96.36 depending on the purchase amount
Cusip           6710A2 854 monthly payment plan
Numbers         6710A2 862 quarterly payment plan
                6710A2 870 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               57%
                AA                43
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            23.2%
2019-21                                            28.5%
2022-24                                            14.3%
2025+                                              34.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.20%
     Tax Equivalent Yield                          8.81%

Treasury Bonds
     Yield                                         7.12%
     Tax Equivalent Yield                          7.72%

Corporate Bonds
     Yield                   7.93%

 *COMPARES TRUST AS OF 04/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/04/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NORTH CAROLINA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                         RATINGS
  PRINCIPAL                                                                              EARLIEST CALL -----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 -----------------------------------------------------------------------------------------------------------------
 $   500,000  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,               AAA   Aaa
              Refunding Series 1996 A, 5.625% Due 1/1/24. (MBIA Insured.)                 2007 at 102
     500,000  North Carolina Medical Care Commission, Health Care Revenue Bonds (Carolina               AA   Aa3
              Medicorp Project), Series 1996, 5.25% Due 5/1/26. (Original issue discount bonds delivered on or about December 4, 1996 at a price of 93.342% of
              principal amount.)                                                          2007 at 100
     500,000  Board of Governors of The University of North Carolina, University of North               AA   Aa3
              Carolina Hospitals at Chapel Hill, Revenue Bonds, Series 1996, 5.25% Due
              2/15/26.                                                                    2006 at 102
     500,000  The University of North Carolina at Charlotte, Student Activity Center                   AAA   Aaa
              Student Fee Revenue Bonds, Series 1995 of the Board of Governors of the
              University of North Carolina, 5.50% Due 6/1/16. (MBIA Insured.)             2005 at 102
     500,000  City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds,                  AA   Aa
              Series 1996, 5.25% Due 12/1/21.                                             2006 at 102
     310,000  City of Fayetteville (North Carolina), Finance Corporation, Installment                  AAA   Aaa
              Payment Revenue Bonds (Municipal Building Projects), Series 1996, 5.625%
              Due 2/1/18. (MBIA Insured.)                                                 2006 at 102
     500,000  City of Lincolnton, North Carolina, Combined Enterprise System Revenue                   AAA   Aaa
              Bonds, Series 1996, 5.375% Due 5/1/21. (MBIA Insured.)                      2006 at 102
     190,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General                   AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25. (MBIA Insured.)                       2006 at 101
                                                                                              1/2
 -----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM NORTH CAROLINA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.30     4.90 %      5.20%   5.26%   5.23%   5.30%   5.25%   5.32 %
 500 / $50,000               99.14     4.75        5.20    5.27    5.24    5.31    5.26    5.33
 1,000 / $100,000            98.88     4.50        5.22    5.29    5.25    5.33    5.27    5.35
 2,500 / $250,000            98.62     4.25        5.23    5.31    5.26    5.35    5.28    5.37
 5,000 / $500,000            97.85     3.50        5.27    5.37    5.31    5.41    5.33    5.43
 10,000 / $1,000,000         97.35     3.00        5.30    5.41    5.33    5.45    5.35    5.47
 25,000 / $2,500,000         96.85     2.50        5.33    5.45    5.36    5.49    5.38    5.51
 50,000 / $5,000,000         96.36     2.00        5.35    5.48    5.39    5.52    5.41    5.54

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.5%   41.0%      44.5%
         5.20  % 7.76%   8.19%   8.81%      9.37 %
         5.20    7.76    8.19    8.81       9.37
         5.22    7.79    8.22    8.85       9.41
         5.23    7.81    8.24    8.86       9.42
         5.27    7.87    8.30    8.93       9.50
         5.30    7.91    8.35    8.98       9.55
         5.33    7.96    8.39    9.03       9.60
         5.35    7.99    8.43    9.07       9.64

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .3295
 Monthly plan            6/15/97       .4299   $ 5.1599
 Quarterly plan          8/15/97      1.2978
                        11/15/97      1.2978     5.1919
 Semi-annual plan       11/15/97      2.6046
                         5/15/98      2.6046     5.2109
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.34 =   100.664
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/07/97)        interest
 100.664      X   $5.1599        =   $519.42
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 242                                                       931


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 8, 1997
5.23 - 5.45%
ESTIMATED LONG-TERM RETURN:
5.31 - 5.58%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    28.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.74 to $96.79 depending on the purchase amount
Cusip           6706H6 286 monthly payment plan
Numbers         6706H6 294 quarterly payment plan
                6706H6 302 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                             7.9%
2020-22                                            34.9%
2023-25                                            14.3%
2026-28                                            28.6%
2029+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.23%
     Tax Equivalent Yield                          8.17%

Treasury Bonds
     Yield                                         7.12%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.93%

 *COMPARES TRUST AS OF 04/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/04/97. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Florida, Board of Regents, University of South Florida, Housing    2006 at 101  AAA   Aaa
              Facility Revenue Bonds, Series 1996A, 5.50% Due 7/1/21.
     500,000  Alachua County Health Facilities Authority, Florida, Health Facilities      2006 at 102  AAA   Aaa
              Revenue Bonds, Series 1996A (Shands Teaching Hospital and Clinics, Inc.
              Project), 5.80% Due 12/1/26.
     275,000  Correctional Privatization Commission (Florida), Certificates of            2005 at 102  AAA   Aaa
              Participation (South Bay Correctional Facility Project), Series 1995, 5.00%
              Due 8/1/17.
     500,000  Dade County, Florida, Aviation Revenue Bonds, Series 1996B, 5.60% Due       2006 at 102  AAA   Aaa
              10/1/26.
     500,000  The School Board of Dade County, Florida, Certificates of Participation,    2006 at 101  AAA   Aaa
              Series 1996A, 5.50% Due 5/1/25. (Original issue discount bonds delivered on or about May 1, 1996 at a price of 93.818% of principal amount.)
     500,000  Dade County, Florida, Seaport General Obligation Refunding Bonds, Series    2006 at 102  AAA   Aaa
              1996 (General Obligation Bonds.), 5.125% Due 10/1/21.
     500,000  City of Lakeland, Florida, Electric and Water Revenue Bonds, Series 1996,   2006 at 102  AAA   Aaa
              5.625% Due 10/1/36.
     225,000  South Broward Hospital District (Florida), Hospital Refunding Revenue       2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 5/1/21.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM FLORIDA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.74     4.90 %      5.23%   5.31%   5.27%   5.35%   5.28%   5.37 %
 500 / $50,000               99.58     4.75        5.24    5.32    5.27    5.36    5.29    5.38
 1,000 / $100,000            99.32     4.50        5.26    5.34    5.29    5.38    5.31    5.40
 2,500 / $250,000            99.06     4.25        5.27    5.35    5.30    5.39    5.32    5.41
 5,000 / $500,000            98.29     3.50        5.31    5.41    5.34    5.45    5.36    5.47
 10,000 / $1,000,000         97.78     3.00        5.34    5.45    5.37    5.49    5.39    5.51
 25,000 / $2,500,000         97.28     2.50        5.37    5.48    5.40    5.52    5.42    5.55
 50,000 / $5,000,000         96.79     2.00        5.39    5.52    5.43    5.56    5.45    5.58

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         5.23  % 7.26%   7.58%   8.17%      8.66 %
         5.24    7.28    7.59    8.19       8.68
         5.26    7.31    7.62    8.22       8.71
         5.27    7.32    7.64    8.23       8.73
         5.31    7.38    7.70    8.30       8.79
         5.34    7.42    7.74    8.34       8.84
         5.37    7.46    7.78    8.39       8.89
         5.39    7.49    7.81    8.42       8.92

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .3332
 Monthly plan            6/15/97       .4347   $ 5.2196
 Quarterly plan          8/15/97      1.3122
                        11/15/97      1.3122     5.2516
 Semi-annual plan       11/15/97      2.6352
                         5/15/98      2.6352     5.2706
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.78 =   100.220
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/07/97)        interest
 100.220      X   $5.2196        =   $523.11
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)